Earnings Per Share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Non-executive director remuneration, percentage received in equity	50.00%
Weighted average potentially diluted shares		1,417,947